CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Shares [Member]	Common Shares [Member]	Additional Paid in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 2	$ 0	$ 11,590	$ 1,125	$ 12,717
Balance (in shares) at Dec. 31, 2021	1,515,000	5,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common shares (Note 8)	$ 0	$ 0	0	(2,638)	(2,638)
Net income (loss) for the period	0	0	0	4,242	4,242
Balance at Dec. 31, 2022	$ 2	$ 0	11,590	2,729	14,321
Balance (in shares) at Dec. 31, 2022	1,515,000	5,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash contributions from shareholders (Note 8)	$ 0	$ 0	700	0	700
Return of additional paid-in capital (Note 8)	0	0	(700)	0	(700)
Dividends on common shares (Note 8)	0	0	0	(3,307)	(3,307)
Return of additional paid in capital	0	0	(3,000)	0	(3,000)
Net income (loss) for the period	0	0	0	1,155	1,155
Balance at Dec. 31, 2023	$ 2	$ 0	8,590	577	9,169
Balance (in shares) at Dec. 31, 2023	1,515,000	5,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and First Representative's Warrant, net of deferred issuance costs (Note 8)	$ 0	$ 0	3,026	0	3,026
Issuance of common shares and First Representative's Warrant, net of deferred issuance costs (Note 8) (in shares)	0	31,250
Dividends on common shares (Note 8)	$ 0	$ 0	0	(239)	(239)
Net income (loss) for the period	0	0	0	(210)	(210)
Balance at Dec. 31, 2024	$ 2	$ 0	$ 11,616	$ 128	$ 11,746
Balance (in shares) at Dec. 31, 2024	1,515,000	36,250